Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 31, 2020
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2020
Prospectus Date	rr_ProspectusDate	Nov. 19, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
KFA Value Line(R) Dynamic Core Equity Index ETF | KFA Value Line(R) Dynamic Core Equity Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KVLE